Acquisitions and Dispositions, RPC Group plc (Details) $ in Millions		1 Months Ended	12 Months Ended
		Jul. 31, 2019 USD ($)	Sep. 26, 2020 USD ($) Site Country	Sep. 28, 2019 USD ($)	Sep. 29, 2018 USD ($)
Identifiable Assets Acquired and Liabilities Assumed [Abstract]
Goodwill			$ 5,173	$ 5,051	$ 2,944
First Priority Senior Secured Notes due July 2026 [Member]
Acquisition [Abstract]
Face amount of debt issued		$ 1,250
Second Priority Senior Secured Notes due July 2027 [Member]
Acquisition [Abstract]
Face amount of debt issued		500
RPC [Member]
Acquisition [Abstract]
Number of operating sites | Site			189
Number of countries where operating sites are located | Country			34
Remeasurement Adjustments [Abstract]
Working capital			$ 70
Property, plant and equipment			(201)
Deferred tax liabilities			(51)
Noncontrolling interest			22
Consideration [Abstract]
Cash consideration transferred		$ 6,084
Identifiable Assets Acquired and Liabilities Assumed [Abstract]
Working capital	[1]		770
Property, plant and equipment			2,174
Identifiable intangible assets			1,670
Other assets			2
Other long-term liabilities			(875)
Goodwill			2,365
Net assets acquired and liabilities assumed			6,106
Noncontrolling interest			(22)
Total consideration transferred			6,084
Step up of inventory to fair value			58
Pro Forma Information [Abstract]
Pro forma net sales				12,600
Pro forma net income				$ 465
RPC [Member] | Customer Relationships [Member]
Remeasurement Adjustments [Abstract]
Intangible assets			(135)
RPC [Member] | Trade Names and Other Intangibles [Member]
Remeasurement Adjustments [Abstract]
Intangible assets			$ 93

[1]	Includes a $58 million step up of inventory to fair value